UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23457

HARTFORD SCHRODERS OPPORTUNISTIC INCOME FUND
(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esq.

Hartford Funds Management Company, LLC
690 Lee Road

Wayne, Pennsylvania 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: October 31

Date of reporting period: July 1, 2020 - June 30, 2021

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1: Proxy Voting Record

Fund Name: Hartford Schroders Opportunistic Income Fund

AGNC INVESTMENT CORP.

Ticker:       AGNC           Security ID:  00123Q104
Meeting Date: APR 22, 2021   Meeting Type: Annual
Record Date:  FEB 26, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Donna J. Blank           For       For          Management
1b    Elect Director Morris A. Davis          For       For          Management
1c    Elect Director John D. Fisk             For       For          Management
1d    Elect Director Prue B. Larocca          For       For          Management
1e    Elect Director Paul E. Mullings         For       For          Management
1f    Elect Director Frances R. Spark         For       For          Management
1g    Elect Director Gary D. Kain             For       For          Management
2     Amend Omnibus Stock Plan                For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Ratify Ernst & Young LLP as             For       For          Management
      Auditors

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ANNALY CAPITAL MANAGEMENT, INC.

Ticker:       NLY            Security ID:  035710409
Meeting Date: MAY 19, 2021   Meeting Type: Annual
Record Date:  MAR 22, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Francine J. Bovich       For       For          Management
1b    Elect Director Wellington J. Denahan    For       For          Management
1c    Elect Director Katie Beirne Fallon      For       For          Management
1d    Elect Director David L. Finkelstein     For       For          Management
1e    Elect Director Thomas Hamilton          For       For          Management
1f    Elect Director Kathy Hopinkah Hannan    For       For          Management
1g    Elect Director Michael Haylon           For       For          Management
1h    Elect Director Eric A. Reeves           For       For          Management
1i    Elect Director John H. Schaefer         For       For          Management
1j    Elect Director Glenn A. Votek           For       For          Management
1k    Elect Director Vicki Williams           For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Ernst & Young LLP as             For       For          Management
      Auditors

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KILROY REALTY CORPORATION

Ticker:       KRC            Security ID:  49427F108
Meeting Date: MAY 20, 2021   Meeting Type: Annual
Record Date:  MAR 08, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director John Kilroy              For       For          Management
1b    Elect Director Edward Brennan           For       For          Management
1c    Elect Director Jolie Hunt               For       For          Management
1d    Elect Director Scott Ingraham           For       Against      Management
1e    Elect Director Louisa Ritter            For       For          Management
1f    Elect Director Gary Stevenson           For       For          Management
1g    Elect Director Peter Stoneberg          For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Amend Bylaws to Remove Independent      For       For          Management
      Committee Approval Requirement
      Separately Governed by Related Party
      Transactions Policy
4     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD SCHRODERS OPPORTUNISTIC INCOME FUND

Date: August 27, 2021	By:	/s/ James Davey
James E. Davey, President and Chief Executive Officer